Other operating income (Tables)	12 Months Ended
Mar. 31, 2020
Hosted data center services business [member]
Statement [LineItems]
Summary of Gain Loss on Sale of Business
The calculation of the gain on sale is shown below:

Particulars	Total
Cash consideration (net of disposal costs of ₹ 660)	₹	25,432
Less: Carrying amount of net assets disposed (including goodwill of ₹ 13,009)		(26,455)
Add: Reclassification of exchange difference on foreign currency translation		4,131

Gain on sale	₹	3,108

Workday business [member]
Statement [LineItems]
Summary of Gain Loss on Sale of Business
The calculation of the gain is as shown below:

Particulars	Total
Cash consideration	₹	6,645
Less: Carrying amount of net assets disposed (includes goodwill of ₹ 4,893 and intangible assets of ₹ 740)		(5,475)
Add: Reclassification of exchange difference on foreign currency translation		79

Gain on sale	₹	1,249